Dreyfus Funds, Inc.

-          Dreyfus Mid-Cap Growth Fund ("DMCGF")

Incorporated herein by reference is a revised version of the prospectus for DMCGF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 21, 2013 (SEC Accession No. 0000038403-13-000035).